Financial instruments	12 Months Ended
Dec. 31, 2017
Financial instruments
Financial instruments

Note 23 - Financial instruments

A.Credit risk

1.Exposure to credit risk

The financial assets’ carrying amount represents the maximum credit exposure. The Group’s maximum credit risk exposure, as of the reporting date, was as follows:

	December 31,
	2016	2017
	(in thousands)
Cash and cash equivalents	50,250	85,168
Bank deposits	7,000	—
Financial investments	—	70,000
Derivative financial instruments	2,112	404
Government grants receivables	8,906	3,882
Trade receivables	87,430	124,352

2.	Trade receivables

The Group’s trade receivables are composed mainly of different retailers or retailer groups in various countries. The Group’s management considers that there is no significant concentration of credit risk.

The aging of trade receivables at the reporting date was:

	December 31,
	2016	2017
	(in thousands)
Not past due	75,196	100,767
Past due 1‑30 days	10,430	20,386
Past due 31‑90 days	1,805	3,213
Past due more than 90 days	1,418	649
	88,849	125,015
Allowance for uncollected receivables	(1,419)	(663)
Total	87,430	124,352

Allowance for uncollected receivables during the year:

	December 31,
	2016	2017
	(in thousands)
Balance as of January 1	1,881	1,419
Provision for non-collection, net	(202)	(233)
Write-offs charged against the allowance	(260)	(523)
Balance as of December 31	1,419	663

The maximum exposure to credit risk for trade receivables at the reporting date by geographic region and currency is as follows:

	As of December 31,
	Currency	2016	2017
		(in thousands)
United States	Dollar	12,632	15,657
Euro countries (1)		€47,026	72,297
Israel	NIS	4,246	5,094
Switzerland	CHF	2,099	3,300
Australia	AUD	8,991	10,106
South Africa	ZAR	1,246	1,701
United Kingdom	GBP	1,601	1,804
Sweden	SEK	2,968	3,502
Denmark	DKK	242	440
Norway	NOK	691	935
Canada	CAD	2,006	4,421
New Zealand	NZD	81	110
Japan	JPY	2,919	3,564
Argentina	ARS	—	288
Others		682	1,133
Total		87,430	124,352

(1)	Includes Euro-zone countries and other countries that have sales denominated in Euros.

The Group’s most significant customer, a retailer located in Western Europe, accounts for $11.3 million of the trade and other receivables carrying amount at December 31, 2017 (December 31, 2016: $5.6 million).

The maximum exposure to credit risk for trade receivables at the reporting date by type of counterparty was as follows:

	As of December 31,
	2016	2017
	(in thousands)
Wholesale customers	76,694	111,408
Distributors	10,190	12,223
End-user customers	546	721
Total	87,430	124,352

Credit enhancements

Most of the Group’s trade receivables are insured by credit insurance policy provided by an international insurer. The insurance coverage is up to a cumulative credit limit of $312 million, providing an indemnification up to a cumulative of the maximum between $21.6 million or 40 times the current insurance year premium, per annum.

B.	Liquidity risk

The Group maintains credit facilities in order to meet its obligations.

As of December 31, 2017, the Group had no outstanding debt. As of December 31, 2017, the Company had short-term credit facilities with a total borrowing capacity of $3.0 million, of which none was outstanding as of such date. In addition, as at December 31, 2017, the Group entered into agreements in principle with financial institutions to receive additional credit in the total amount of up to $ 132.4 million (2016: $47 million).

The following tables present the Group’s financial liabilities’ contractual payment schedule, including an estimate of interest payments. This disclosure is based, where relevant, on interest rates and exchange rates as of the reporting date:

	December 31, 2017
	Carrying	Expected	Within	Within	Within	Within
	amount	cash flow	1-6 months	7‑12 months	1‑3 years	3‑5 years
	(in thousands)
Non-derivative financial liabilities
Trade payables	61,215	61,215	61,215	—	—	—
Other current liabilities	695	695	642	53	—	—
Total non-derivative financial liabilities	61,910	61,910	61,857	53	—	—

	December 31, 2016
	Carrying	Expected	Within	Within	Within	Within
	amount	cash flow	1‑6 months	7‑12 months	1‑3 years	3‑5 years
	(in thousands)
Non-derivative financial liabilities
Trade payables	41,643	41,643	41,626	17	—	—
Other current liabilities	859	859	859	—	—	—
Total non-derivative financial liabilities	42,502	42,502	42,485	17	—	—

C.Market risk

1.Foreign currency risk

i.Exposure to foreign currency risk

The Group’s exposure to foreign currency risk as of the reporting date was as follows:

	December 31, 2017
	(in thousands)
	Dollar	€	NIS	CHF	AUD	ZAR	GBP	SEK	DKK	NOK	CAD	NZD	JPY	ARS	Total
Current assets
Cash and cash equivalents	30,814	23,104	21,148	960	1,331	505	1,619	988	324	369	2,812	270	905	19	85,168
Trade receivables	16,790	72,297	5,094	3,300	10,106	1,701	1,804	3,502	440	935	4,421	110	3,564	288	124,352
Other receivables	—	—	3,882	—	—	—	—	—	—	—	—	—	—	—	3,882
Derivative financial instruments	404	—	—	—	—	—	—	—	—	—	—	—	—	—	404
Financial investments	70,000	—	—	—	—	—	—	—	—	—	—	—	—	—	70,000
Total assets	118,008	95,401	30,124	4,260	11,437	2,206	3,423	4,490	764	1,304	7,233	380	4,469	307	283,806
Current liabilities
Trade payables	11,140	19,805	24,397	207	1,356	780	569	573	142	125	1,238	44	698	141	61,215
Other current liabilities	—	475	97	—	70	—	—	—	—	—	—	—	53	—	695
Derivative financial instruments	215	—	—	—	—	—	—	—	—	—	—	—	—	—	215
Total liabilities	11,355	20,280	24,494	207	1,426	780	569	573	142	125	1,238	44	751	141	62,125
Total assets, net	106,653	75,121	5,630	4,053	10,011	1,426	2,854	3,917	622	1,179	5,995	336	3,718	166	221,681

	December 31, 2016
	(in thousands)
	Dollar	€	NIS	CHF	AUD	ZAR	GBP	SEK	DKK	NOK	CAD	NZD	JPY	ARS	Total
Current assets
Cash and cash equivalents	9,087	13,670	19,367	2,064	370	308	1,105	1,238	301	392	1,381	426	541	—	50,250
Bank deposits	7,000	—	—	—	—	—	—	—	—	—	—	—	—	—	7,000
Trade receivables	13,314	47,026	4,246	2,099	8,991	1,246	1,601	2,968	242	691	2,006	81	2,919	—	87,430
Other receivables	—	—	8,906	—	—	—	—	—	—	—	—	—	—	—	8,906
Derivative financial instruments	2,112	—	—	—	—	—	—	—	—	—	—	—	—	—	2,112
Total assets	31,513	60,696	32,519	4,163	9,361	1,554	2,706	4,206	543	1,083	3,387	507	3,460	—	155,698
Current liabilities
Trade payables	8,541	9,762	18,856	818	1,267	154	512	264	75	188	693	51	462	—	41,643
Other current liabilities	—	772	87	—	—	—	—	—	—	—	—	—	—	—	859
Non-current liabilities
Total liabilities	8,541	10,534	18,943	818	1,267	154	512	264	75	188	693	51	462	—	42,502
Total assets (liabilities), net	22,972	50,162	13,576	3,345	8,094	1,400	2,194	3,942	468	895	2,694	456	2,998	—	113,196

During 2017 and 2016, the Group held a number of derivative contracts to offset specific risks resulting from a difference in the currency in which Group entities generate their revenues and the currency in which part of the raw-material purchases are made.

As of December 31, 2017, the Group’s notional investment in currency derivatives is $125.3 million

(2016: $111.4 million) with fair value of $0.2 million (2016: $2.1 million).

Information regarding significant exchange and spot rates applied during the year:

	Year ended December 31,
	2016	2017	2016	2017
	Annual change		Reporting date spot rate
1 EUR	(3.72)%	14.00%	1.05	1.20
1 NIS	1.18%	10.95%	0.26	0.29
1 CHF	(2.77)%	4.44%	0.98	1.02
1 AUD	(1.20)%	8.51%	0.72	0.78
1 ZAR	12.07%	11.30%	0.07	0.08
1 GBP	(16.76)%	9.53%	1.23	1.35
1 SEK	(7.87)%	10.94%	0.11	0.12
1 DKK	(3.35)%	13.85%	0.14	0.16
1 NOK	1.25%	5.31%	0.12	0.12
1 CAD	3.14%	7.19%	0.74	0.80
1 NZD	1.09%	2.74%	0.69	0.71
1 JPY	3.01%	3.90%	0.01	0.01
1 ARS	(18.36)%	(15.08)%	0.06	0.05

ii.Sensitivity analysis

A strengthening or weakening of the U.S. Dollar, as indicated below, against the following currencies as of December 31, 2017 would have increased (decreased) equity and net income by the amounts shown below. This analysis is based on foreign currency exchange rate variances that the Group considered to be reasonably possible at the end of the reporting period. This analysis assumes that all other variables, in particular interest rates, remain constant.

	December 31, 2017
	Devaluation		Revaluation
	Equity	Net income	Equity	Net income
	(in thousands)
Change of 10% in:
EUR	(6,925)	1,088	7,326	(687)
NIS	(653)	(348)	789	484
CHF	304	689	135	(250)
AUD	(468)	527	746	(249)
ZAR	(143)	—	143	—
GBP	(15)	250	180	(85)
SEK	(149)	237	247	(139)
DKK	(62)	—	62	—
NOK	(118)	—	118	—
CAD	91	694	323	(281)
NZD	(34)	—	34	—
JPY	(25)	338	201	(162)
ARS	(17)	23	17	(23)

	December 31, 2016
	Devaluation		Revaluation
	Equity	Net income	Equity	Net income
	(in thousands)
Change of 10% in:
EUR	(3,943)	637	4,474	(106)
NIS	(2,397)	(2,068)	4,436	4,107
CHF	226	510	43	(242)
AUD	(469)	340	662	(147)
ZAR	(140)	—	140	—
GBP	58	267	46	(163)
SEK	(229)	126	280	(75)
DKK	(47)	—	47	—
NOK	(90)	—	90	—
CAD	225	510	4	(281)
NZD	(46)	—	46	—
JPY	(145)	155	170	(130)

2.Interest rate risk

Interest rate risk profile

As of the reporting date, the interest rate profile of the Group’s interest-bearing financial instruments was as follows:

	December 31,
	2016	2017
	Carrying amount
	(in thousands)
Fixed rate instruments
Financial assets	24,580	38,283
Variable rate instruments
Financial assets	—	70,000

3. Fair value versus carrying amounts

The carrying amounts of certain financial assets and liabilities, including cash and cash equivalents, bank deposits, financial investments, trade receivables, derivative financial instruments, trade payables and other current liabilities are the same or proximate to their fair value.

For further information regarding determination of fair values see Note 4.

Fair value hierarchy

The table below analyzes financial instruments carried at fair value by the valuation method.

The different hierarchy levels have been defined in Note 4:

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	(in thousands)
Financial assets
Financial investments	—	70,000	—	70,000
Derivative financial instruments	—	404	—	404
Total assets	—	70,404	—	70,404
Financial Liabilities
Derivative financial instruments	—	215	—	215
Total non-derivative financial liabilities	—	215	—	215

	December 31, 2016
	Level 1	Level 2	Level 3	Total
	(in thousands)
Financial assets
Derivative financial instruments	—	2,112	—	2,112
Total assets	—	2,112	—	2,112